Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Taxes [Abstract]
Schedule of Reconciles Singapore Statutory Rates	The following table reconciles Singapore statutory rates to the Company’s effective tax rate:
	For the years ended March 31,
	2022	2023	2024	2024
	S$	S$	S$	US$
Income before tax	2,516,023	4,797,146	4,147,616	3,078,009
Singapore statutory income tax rate	17%	17%	17%	17%
Income tax expense computed at statutory rate	427,724	815,515	705,095	523,262

Reconciling items:
Income not subject to tax in Singapore	(913)	(328)	(40,126)	(29,778)
Non-deductible expenses	133,295	121,264	131,965	97,933
Tax exemption and rebates	(28,659)	(47,489)	(43,760)	(32,475)
Utilization of prior year deferred tax assets not recognized	(92,432)	(18,637)	—	—
Over provision of tax in prior financial year	—	—	19,016	14,112
Others	—	—	20,017	14,855
Income tax expenses	439,015	870,325	792,207	587,909